Segmentation of key figures - Segment contribution and reconciliation to income before taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net sales	$ 2,577	$ 2,482	$ 5,028	$ 4,926
Other revenues	19	14	41	29
Cost of net sales	(1,196)	(1,108)	(2,267)	(2,171)
Cost of other revenues	(12)	(14)	(31)	(28)
Selling, general & administration	(870)	(837)	(1,683)	(1,639)
Research & development	(245)	(220)	(467)	(419)
Other income	5	5	154	11
Other expense	(31)	(4)	(60)	(23)
Operating income	247	318	715	686
Interest expense	(51)	(50)	(100)	(95)
Other financial income & expense	4	12	13	24
Share of (loss) from associated companies	(1)	0	(15)	0
Income before taxes	199	280	613	615
Operating segments
Disclosure of operating segments [line items]
Net sales	2,577	2,482	5,028	4,926
Operating segments | Surgical
Disclosure of operating segments [line items]
Net sales	1,455	1,423	2,786	2,761
Other revenues	0	0	1	0
Cost of net sales	(553)	(510)	(1,049)	(980)
Cost of other revenues	0	0	(1)	0
Selling, general & administration	(372)	(368)	(728)	(720)
Research & development	(152)	(142)	(295)	(272)
Other income	0	0	0	0
Other expense	0	0	0	0
Operating income	378	403	714	789
Operating segments | Vision Care
Disclosure of operating segments [line items]
Net sales	1,122	1,059	2,242	2,165
Other revenues	19	14	40	29
Cost of net sales	(416)	(422)	(813)	(838)
Cost of other revenues	(12)	(14)	(30)	(28)
Selling, general & administration	(415)	(390)	(788)	(758)
Research & development	(90)	(67)	(162)	(132)
Other income	0	0	0	0
Other expense	0	0	0	0
Operating income	208	180	489	438
Not allocated to segments
Disclosure of operating segments [line items]
Net sales	0	0	0	0
Other revenues	0	0	0	0
Cost of net sales	(227)	(176)	(405)	(353)
Cost of other revenues	0	0	0	0
Selling, general & administration	(83)	(79)	(167)	(161)
Research & development	(3)	(11)	(10)	(15)
Other income	5	5	154	11
Other expense	(31)	(4)	(60)	(23)
Operating income	(339)	(265)	(488)	(541)
Interest expense	(51)	(50)	(100)	(95)
Other financial income & expense	4	12	13	24
Share of (loss) from associated companies	$ (1)	$ 0	$ (15)	$ 0